Organization and Business (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2021	Nov. 20, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 21, 2021	May 14, 2021	Jan. 04, 2021
Schedule of Equity Method Investments [Line Items]
Gain on equity method investment through the step-acquisition			$ 0	$ 0	$ 640,000	$ 0
Glocal
Schedule of Equity Method Investments [Line Items]
Equity interest in acquiree, percentage		43.46%
Acquisition percentage	45.94%							1.80%	1.00%	2.80%
Gain on equity method investment through the step-acquisition	$ 600,000
Step acquisition, ownership percentage after transaction	89.40%		92.20%		92.20%
Business combination consideration transferred, Assets							$ 42,135,215
Business combination consideration transferred, Liabilities							30,141,201
Payments to acquire business net		$ 131,500,000					$ 312,034
Glocal | Expected Percentage [Member]
Schedule of Equity Method Investments [Line Items]
Acquisition percentage							53.00%